Share-based payments reserve (Details 1)	3 Months Ended
Nov. 30, 2025 shares $ / shares
Canadian Dollars Denominated Stock Options [Member]
IfrsStatementLineItems [Line Items]
Number of shares outstanding, Beginning	4,424,000
Number of share options exercised in share-based payment arrangement	(1,437,500) [1]
Number of shares outstanding, Ending	2,986,500
Stock Options [Member]
IfrsStatementLineItems [Line Items]
Weighted average exercise price, beginning balance | $ / shares	$ 0.41
Weighted average exercise price, options exercised | $ / shares	$ 0.41
Number of shares outstanding, Ending	2,986,500
Weighted average exercise price, ending balance | $ / shares	$ 0.41

[1]	The weighted average share price at the time of the option exercise was C$0.91.